STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer	$ 11,761,574	$ 11,720,568
Participant	21,652,652	21,084,110
Rollover	1,164,107	2,201,787
Total contributions	34,578,333	35,006,465
Investment income:
Dividends and interest	16,274,305	9,145,139
Net investment gain	69,786,873	42,909,139
Total investment income	86,061,178	52,054,278
Interest income on notes receivable from participants	632,508	495,327
Other income	376,811	317,992
Total additions	121,648,830	87,874,062
Deductions:
Benefits paid to participants and other deductions	60,836,397	37,360,578
Administrative expenses	344,738	317,300
Total deductions	61,181,135	37,677,878
Net increase before net assets transferred	60,467,695	50,196,184
Assets transferred from Former Parent's Plan (See Note 1)	0	469,778,138
Net increase in net assets	60,467,695	519,974,322
Net assets available for benefits at beginning of period	523,263,903	3,289,581
Net assets available for benefits at end of year	$ 583,731,598	$ 523,263,903